Quarterly Holdings Report
for

Fidelity® Short-Term Bond Index Fund

November 30, 2020

SDX-QTLY-0121
1.9884840.103

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.7%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
3.55% 6/1/24	$1,110,000	$1,213,953
3.95% 1/15/25	640,000	719,576
Telefonica Emisiones S.A.U. 5.462% 2/16/21	100,000	101,029
Verizon Communications, Inc.:
0.85% 11/20/25	1,600,000	1,606,533
2.946% 3/15/22	260,000	268,697
		3,909,788
Entertainment - 0.1%
The Walt Disney Co.:
3% 9/15/22	860,000	900,669
3.35% 3/24/25	900,000	996,047
		1,896,716
Interactive Media & Services - 0.1%
Alphabet, Inc. 0.45% 8/15/25	850,000	849,008
Media - 0.4%
CBS Corp. 3.5% 1/15/25	300,000	327,784
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.5% 2/1/24	980,000	1,089,304
4.908% 7/23/25	260,000	300,958
Comcast Corp.:
3.1% 4/1/25	430,000	472,871
3.375% 2/15/25	920,000	1,014,587
3.375% 8/15/25	940,000	1,046,519
3.7% 4/15/24	540,000	594,479
Discovery Communications LLC 3.25% 4/1/23	60,000	63,161
Fox Corp. 4.03% 1/25/24	650,000	716,585
TWDC Enterprises 18 Corp. 2.45% 3/4/22	255,000	261,622
		5,887,870
Wireless Telecommunication Services - 0.2%
T-Mobile U.S.A., Inc. 3.5% 4/15/25 (a)	700,000	774,116
Vodafone Group PLC 3.75% 1/16/24	1,170,000	1,279,504
		2,053,620

TOTAL COMMUNICATION SERVICES		14,597,002

CONSUMER DISCRETIONARY - 1.5%
Automobiles - 0.6%
American Honda Finance Corp.:
2.15% 9/10/24	740,000	781,141
3.375% 12/10/21	290,000	299,056
3.55% 1/12/24	250,000	271,863
General Motors Financial Co., Inc.:
3.15% 6/30/22	30,000	31,005
3.25% 1/5/23	50,000	52,265
3.55% 7/8/22	2,130,000	2,225,113
3.95% 4/13/24	320,000	347,487
4% 1/15/25	530,000	580,117
4.15% 6/19/23	250,000	269,030
4.25% 5/15/23	70,000	75,403
4.3% 7/13/25	840,000	939,396
5.1% 1/17/24	1,503,000	1,679,880
Toyota Motor Corp. 2.358% 7/2/24	450,000	477,456
		8,029,212
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	576,000	579,044
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.625% 1/15/22	53,000	54,347
3.3% 7/1/25	1,210,000	1,345,121
3.35% 4/1/23	840,000	895,306
		2,294,774
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.:
0.8% 6/3/25	968,000	981,213
2.4% 2/22/23	1,000,000	1,044,208
3.3% 12/5/21	37,000	37,944
		2,063,365
Multiline Retail - 0.1%
Dollar Tree, Inc. 3.7% 5/15/23	1,410,000	1,511,724
Target Corp. 2.25% 4/15/25	203,000	217,172
		1,728,896
Specialty Retail - 0.3%
Lowe's Companies, Inc. 4% 4/15/25	2,863,000	3,248,560
The Home Depot, Inc. 2.625% 6/1/22	108,000	111,624
		3,360,184
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. 2.4% 3/27/25	836,000	898,244

TOTAL CONSUMER DISCRETIONARY		18,953,719

CONSUMER STAPLES - 1.4%
Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc. 3.3% 2/1/23	1,425,000	1,504,516
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	950,000	1,078,980
Constellation Brands, Inc. 2.7% 5/9/22	25,000	25,756
Dr. Pepper Snapple Group, Inc.:
4.057% 5/25/23	80,000	86,810
4.417% 5/25/25	990,000	1,141,839
Molson Coors Beverage Co. 2.1% 7/15/21	950,000	958,518
PepsiCo, Inc. 2% 4/15/21	315,000	316,623
The Coca-Cola Co. 2.95% 3/25/25	800,000	879,839
		5,992,881
Food & Staples Retailing - 0.3%
Sysco Corp. 5.65% 4/1/25	740,000	881,899
Walgreens Boots Alliance, Inc. 3.8% 11/18/24	440,000	488,022
Walmart, Inc.:
2.35% 12/15/22	41,000	42,719
2.85% 7/8/24	370,000	400,045
3.4% 6/26/23	1,740,000	1,871,545
		3,684,230
Food Products - 0.3%
Campbell Soup Co. 3.65% 3/15/23	1,276,000	1,364,132
Conagra Brands, Inc. 4.3% 5/1/24	590,000	658,103
General Mills, Inc.:
2.6% 10/12/22	50,000	51,972
3.7% 10/17/23	62,000	67,534
McCormick & Co., Inc. 2.7% 8/15/22	23,000	23,835
Tyson Foods, Inc. 2.25% 8/23/21	1,380,000	1,396,318
Unilever Capital Corp. 3.25% 3/7/24	300,000	325,095
		3,886,989
Tobacco - 0.3%
Altria Group, Inc.:
2.35% 5/6/25	270,000	286,136
3.49% 2/14/22	182,000	189,062
3.8% 2/14/24	690,000	753,543
BAT Capital Corp. 3.222% 8/15/24	1,700,000	1,839,311
Philip Morris International, Inc. 2.5% 11/2/22	774,000	805,436
Reynolds American, Inc. 4.45% 6/12/25	540,000	616,365
		4,489,853

TOTAL CONSUMER STAPLES		18,053,953

ENERGY - 2.7%
Energy Equipment & Services - 0.2%
Baker Hughes Co. 2.773% 12/15/22	2,000,000	2,089,515
Oil, Gas & Consumable Fuels - 2.5%
BP Capital Markets PLC:
2.5% 11/6/22	60,000	62,419
3.994% 9/26/23	2,860,000	3,139,745
Canadian Natural Resources Ltd. 2.95% 1/15/23	645,000	670,962
Chevron Corp.:
1.141% 5/11/23	700,000	713,983
1.554% 5/11/25	1,000,000	1,039,582
2.1% 5/16/21	125,000	125,866
2.355% 12/5/22	63,000	65,340
2.498% 3/3/22	200,000	205,102
2.895% 3/3/24	1,530,000	1,641,383
Ecopetrol SA 5.875% 9/18/23	690,000	768,315
Enbridge, Inc. 2.9% 7/15/22	223,000	231,298
Energy Transfer Partners LP:
2.9% 5/15/25	500,000	518,754
4.9% 2/1/24	1,140,000	1,237,692
5.875% 1/15/24	365,000	405,133
Enterprise Products Operating LP:
2.85% 4/15/21	580,000	584,099
3.5% 2/1/22	640,000	663,060
4.05% 2/15/22	80,000	83,584
EOG Resources, Inc. 3.15% 4/1/25	1,610,000	1,766,775
Exxon Mobil Corp.:
1.571% 4/15/23	1,660,000	1,706,385
2.019% 8/16/24	2,000,000	2,098,529
2.222% 3/1/21	94,000	94,290
Kinder Morgan, Inc. 3.15% 1/15/23	611,000	641,774
Marathon Petroleum Corp.:
4.7% 5/1/25	1,675,000	1,902,694
4.75% 12/15/23	470,000	518,726
MPLX LP 3.375% 3/15/23	200,000	211,212
Petroleos Mexicanos:
3.5% 1/30/23	86,000	85,704
4.625% 9/21/23	140,000	142,968
5.375% 3/13/22	790,000	807,281
Phillips 66 Co. 3.85% 4/9/25	1,000,000	1,118,679
Shell International Finance BV:
1.75% 9/12/21	260,000	263,193
2% 11/7/24	700,000	737,583
2.375% 8/21/22	50,000	51,840
2.375% 4/6/25	1,270,000	1,358,585
3.5% 11/13/23	800,000	871,163
Spectra Energy Partners LP 4.75% 3/15/24	1,050,000	1,171,508
The Williams Companies, Inc. 3.7% 1/15/23	780,000	823,850
Total Capital International SA:
2.218% 7/12/21	2,000,000	2,020,763
2.75% 6/19/21	100,000	101,280
3.75% 4/10/24	1,400,000	1,548,576
Valero Energy Corp. 2.85% 4/15/25	1,000,000	1,050,275
Williams Partners LP 3.6% 3/15/22	37,000	38,291
		33,288,241

TOTAL ENERGY		35,377,756

FINANCIALS - 11.3%
Banks - 5.8%
Australia and New Zealand Banking Group Ltd. 2.3% 6/1/21	250,000	252,616
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (b)(c)	1,250,000	1,304,167
0.81% 10/24/24 (b)	1,000,000	1,003,903
0.981% 9/25/25 (b)	2,000,000	2,011,372
1.319% 6/19/26 (b)	1,000,000	1,011,898
2.456% 10/22/25 (b)	1,400,000	1,485,819
2.503% 10/21/22	1,730,000	1,763,347
2.881% 4/24/23 (b)	190,000	196,240
3.004% 12/20/23 (b)	250,000	262,636
3.458% 3/15/25 (b)	1,080,000	1,172,134
3.864% 7/23/24 (b)	100,000	108,491
5% 5/13/21	60,000	61,240
Bank of Montreal:
1.9% 8/27/21	82,000	83,003
4.338% 10/5/28 (b)	1,500,000	1,630,907
Bank of Nova Scotia:
0.55% 9/15/23	2,000,000	2,008,673
2.7% 3/7/22	100,000	103,138
3.4% 2/11/24	1,170,000	1,272,352
Barclays Bank PLC 2.65% 1/11/21	1,000,000	1,000,577
Barclays PLC:
2.852% 5/7/26 (b)	200,000	212,300
3.684% 1/10/23	1,400,000	1,444,962
4.338% 5/16/24 (b)	2,400,000	2,589,895
4.375% 9/11/24	800,000	882,641
BB&T Corp.:
2.15% 2/1/21	50,000	50,077
3.75% 12/6/23	1,190,000	1,302,086
Canadian Imperial Bank of Commerce 0.95% 6/23/23	1,500,000	1,518,764
Citigroup, Inc.:
2.7% 3/30/21	162,000	163,277
2.7% 10/27/22	40,000	41,665
3.106% 4/8/26 (b)	2,040,000	2,217,499
3.142% 1/24/23 (b)	100,000	103,001
3.352% 4/24/25 (b)	1,400,000	1,517,408
Comerica, Inc. 3.7% 7/31/23	100,000	108,113
Credit Suisse Group Funding Guernsey Ltd.:
3.45% 4/16/21	1,250,000	1,264,350
3.8% 9/15/22	750,000	793,449
Fifth Third Bancorp 2.6% 6/15/22	30,000	30,961
HSBC Holdings PLC:
2.633% 11/7/25 (b)	1,600,000	1,686,883
3.033% 11/22/23 (b)	1,000,000	1,046,431
3.262% 3/13/23 (b)	200,000	206,959
4% 3/30/22	37,000	38,750
Huntington Bancshares, Inc. 2.3% 1/14/22	19,000	19,396
Huntington National Bank 3.25% 5/14/21	750,000	758,243
Japan Bank International Cooperation:
2.375% 7/21/22	450,000	464,969
2.375% 11/16/22	200,000	207,822
2.5% 5/23/24	200,000	213,966
3.125% 7/20/21	200,000	203,576
JPMorgan Chase & Co.:
0.653% 9/16/24 (b)	2,660,000	2,669,633
1.045% 11/19/26 (b)	470,000	472,486
2.083% 4/22/26 (b)	1,500,000	1,571,395
2.301% 10/15/25 (b)	1,200,000	1,268,666
2.972% 1/15/23	1,230,000	1,266,192
3.2% 1/25/23	47,000	49,807
3.22% 3/1/25 (b)	730,000	788,532
3.559% 4/23/24 (b)	100,000	107,150
3.797% 7/23/24 (b)	860,000	931,655
KeyCorp 5.1% 3/24/21	78,000	79,154
Lloyds Bank PLC 4.5% 11/4/24	800,000	889,631
Lloyds Banking Group PLC:
1.326% 6/15/23 (b)	477,000	481,966
2.907% 11/7/23 (b)	600,000	625,932
3.9% 3/12/24	200,000	218,846
Mitsubishi UFJ Financial Group, Inc.:
2.801% 7/18/24	800,000	855,868
2.95% 3/1/21	200,000	201,322
3.407% 3/7/24	270,000	292,867
3.455% 3/2/23	900,000	958,691
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (b)	1,438,000	1,441,661
2.226% 5/25/26 (b)	200,000	209,739
2.839% 7/16/25 (b)	200,000	213,201
National Australia Bank Ltd.:
2.5% 1/12/21	250,000	250,568
2.8% 1/10/22	250,000	257,107
Oesterreichische Kontrollbank AG:
0.375% 9/17/25	583,000	579,403
2.875% 9/7/21	75,000	76,522
3.125% 11/7/23	230,000	248,768
PNC Financial Services Group, Inc. 2.2% 11/1/24	560,000	592,966
Rabobank Nederland 3.875% 2/8/22	71,000	73,976
Regions Financial Corp.:
2.75% 8/14/22	135,000	140,093
3.8% 8/14/23	670,000	729,005
Royal Bank of Canada:
2.55% 7/16/24	1,190,000	1,271,656
2.75% 2/1/22	135,000	138,910
2.8% 4/29/22	1,190,000	1,232,846
Royal Bank of Scotland Group PLC:
2.359% 5/22/24 (b)	1,186,000	1,229,128
3.875% 9/12/23	425,000	460,469
4.519% 6/25/24 (b)	400,000	436,060
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	20,000	21,020
4.45% 12/3/21	880,000	911,540
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	1,500,000	1,533,701
2.348% 1/15/25	800,000	845,955
2.784% 7/12/22	67,000	69,562
2.934% 3/9/21	38,000	38,272
3.748% 7/19/23	115,000	124,560
Synchrony Bank 3% 6/15/22	250,000	258,357
The Toronto-Dominion Bank:
1.8% 7/13/21	41,000	41,393
2.65% 6/12/24	1,550,000	1,657,506
3.25% 6/11/21	100,000	101,586
3.25% 3/11/24	280,000	303,625
Truist Financial Corp. 1.2% 8/5/25	1,100,000	1,126,472
U.S. Bancorp 2.625% 1/24/22	236,000	241,857
Wells Fargo & Co.:
2.188% 4/30/26 (b)	510,000	533,839
2.406% 10/30/25 (b)	1,390,000	1,463,684
2.5% 3/4/21	85,000	85,479
2.625% 7/22/22	280,000	290,076
3.069% 1/24/23	4,790,000	4,927,992
3.75% 1/24/24	960,000	1,042,767
Westpac Banking Corp.:
2.5% 6/28/22	37,000	38,264
2.894% 2/4/30 (b)	320,000	333,773
3.3% 2/26/24	1,030,000	1,117,642
3.65% 5/15/23	60,000	64,761
		76,305,510
Capital Markets - 1.7%
Bank of New York Mellon Corp.:
0% 12/7/23	2,700,000	2,697,111
2.05% 5/3/21	92,000	92,565
2.5% 4/15/21	38,000	38,245
BlackRock, Inc. 3.375% 6/1/22	35,000	36,609
Deutsche Bank AG London Branch 3.7% 5/30/24	930,000	997,848
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (b)	1,400,000	1,416,939
3.15% 1/22/21	100,000	100,306
3.375% 5/12/21	42,000	42,442
3.95% 2/27/23	200,000	212,312
4.25% 2/4/21	1,050,000	1,055,840
5% 2/14/22	300,000	313,647
Goldman Sachs Group, Inc.:
0.627% 11/17/23 (b)	4,000,000	4,010,592
2.625% 4/25/21	160,000	161,164
2.905% 7/24/23 (b)	155,000	161,175
3% 4/26/22	72,000	72,755
3.2% 2/23/23	200,000	211,730
3.272% 9/29/25 (b)	800,000	872,087
3.625% 2/20/24	440,000	480,119
Intercontinental Exchange, Inc.:
0.7% 6/15/23	1,600,000	1,608,094
2.35% 9/15/22	125,000	129,472
3.45% 9/21/23	820,000	886,545
Morgan Stanley:
0.56% 11/10/23 (b)	500,000	500,347
0.864% 10/21/25 (b)	2,300,000	2,314,374
2.625% 11/17/21	910,000	929,567
2.72% 7/22/25 (b)	1,040,000	1,112,280
2.75% 5/19/22	49,000	50,695
3.125% 1/23/23	2,110,000	2,229,348
4.875% 11/1/22	130,000	140,492
5.75% 1/25/21	100,000	100,791
		22,975,491
Consumer Finance - 1.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	750,000	767,449
3.3% 1/23/23	300,000	309,736
4.5% 9/15/23	288,000	308,338
Ally Financial, Inc.:
1.45% 10/2/23	400,000	407,730
3.05% 6/5/23	1,000,000	1,054,370
5.125% 9/30/24	330,000	378,473
5.8% 5/1/25	1,900,000	2,253,799
American Express Co.:
2.5% 7/30/24	812,000	865,178
2.75% 5/20/22	1,010,000	1,043,331
Capital One Financial Corp.:
3.2% 1/30/23	2,055,000	2,172,765
3.3% 10/30/24	440,000	479,183
3.45% 4/30/21	810,000	818,262
3.9% 1/29/24	1,270,000	1,392,286
Ford Motor Credit Co. LLC:
3.47% 4/5/21	200,000	200,500
3.81% 1/9/24	200,000	204,690
5.596% 1/7/22	400,000	411,500
John Deere Capital Corp.:
2.7% 1/6/23	1,774,000	1,858,877
3.125% 9/10/21	495,000	505,776
3.65% 10/12/23	450,000	492,753
Toyota Motor Credit Corp.:
0.5% 8/14/23	750,000	752,213
2.15% 9/8/22	2,044,000	2,110,656
2.6% 1/11/22	110,000	112,765
3% 4/1/25	550,000	603,712
		19,504,342
Diversified Financial Services - 1.6%
AB Svensk Exportkredit:
0.25% 9/29/23	1,114,000	1,111,872
1.75% 3/10/21	600,000	602,515
Berkshire Hathaway, Inc. 2.2% 3/15/21	85,000	85,322
BP Capital Markets America, Inc.:
2.52% 9/19/22	215,000	222,963
2.75% 5/10/23	760,000	802,325
3.245% 5/6/22	510,000	530,898
DH Europe Finance II SARL 2.2% 11/15/24	700,000	742,309
Export Development Canada:
1.75% 7/18/22	300,000	307,128
2% 5/17/22	715,000	732,889
2.625% 2/21/24	200,000	214,850
2.75% 3/15/23	150,000	158,424
General Electric Capital Corp. 3.45% 5/15/24	1,710,000	1,853,606
KfW:
0.25% 10/19/23	7,000,000	6,999,720
0.375% 7/18/25	550,000	548,350
1.75% 9/15/21	330,000	334,054
2.125% 3/7/22	77,000	78,869
2.375% 3/24/21	410,000	412,806
2.375% 12/29/22	1,972,000	2,059,930
2.625% 2/28/24	2,000,000	2,150,986
3.125% 12/15/21	350,000	360,560
Landwirtschaftliche Rentenbank 3.125% 11/14/23	140,000	151,708
		20,462,084
Insurance - 0.7%
ACE INA Holdings, Inc. 2.875% 11/3/22	55,000	57,430
American International Group, Inc.:
2.5% 6/30/25	2,550,000	2,738,452
3.3% 3/1/21	1,718,000	1,726,143
4.125% 2/15/24	620,000	690,047
4.875% 6/1/22	65,000	69,286
Marsh & McLennan Companies, Inc.:
2.75% 1/30/22	96,000	98,453
3.5% 3/10/25	1,140,000	1,265,485
3.875% 3/15/24	732,000	808,015
Prudential Financial, Inc. 3.5% 5/15/24	1,100,000	1,211,255
Unum Group 4.5% 3/15/25	600,000	668,579
		9,333,145

TOTAL FINANCIALS		148,580,572

HEALTH CARE - 2.2%
Biotechnology - 0.4%
AbbVie, Inc.:
2.3% 5/14/21	50,000	50,405
2.3% 11/21/22	300,000	310,565
2.6% 11/21/24	600,000	641,273
3.75% 11/14/23	970,000	1,060,744
3.8% 3/15/25	800,000	893,765
3.85% 6/15/24	1,845,000	2,031,067
Amgen, Inc.:
1.9% 2/21/25	600,000	628,061
2.65% 5/11/22	110,000	113,407
		5,729,287
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co.:
2.894% 6/6/22	530,000	548,170
3.363% 6/6/24	2,190,000	2,368,414
Boston Scientific Corp. 3.45% 3/1/24	1,498,000	1,624,783
Stryker Corp. 1.15% 6/15/25	640,000	650,557
		5,191,924
Health Care Providers & Services - 0.6%
Aetna, Inc. 3.5% 11/15/24	980,000	1,078,293
Anthem, Inc.:
2.375% 1/15/25	1,560,000	1,657,816
2.95% 12/1/22	25,000	26,218
Cardinal Health, Inc. 2.616% 6/15/22	140,000	144,193
Cigna Corp.:
3.05% 11/30/22	50,000	52,469
3.25% 4/15/25	340,000	373,273
3.4% 9/17/21	147,000	150,544
3.75% 7/15/23	881,000	953,718
CVS Health Corp.:
2.125% 6/1/21	38,000	38,276
2.625% 8/15/24	64,000	68,488
3.35% 3/9/21	515,000	519,315
3.375% 8/12/24	1,310,000	1,427,143
3.7% 3/9/23	89,000	95,210
UnitedHealth Group, Inc.:
2.125% 3/15/21	40,000	40,209
2.375% 10/15/22	21,000	21,803
2.375% 8/15/24	400,000	426,140
3.15% 6/15/21	770,000	781,975
3.5% 6/15/23	200,000	216,175
		8,071,258
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
3% 4/15/23	60,000	63,376
4.133% 3/25/25	729,000	828,744
		892,120
Pharmaceuticals - 0.7%
AstraZeneca PLC:
2.375% 6/12/22	27,000	27,777
3.5% 8/17/23	510,000	549,618
Bristol-Myers Squibb Co.:
0.75% 11/13/25	1,000,000	1,000,604
2.6% 5/16/22	250,000	258,449
2.9% 7/26/24	900,000	972,547
3.25% 2/20/23	1,085,000	1,151,641
GlaxoSmithKline Capital, Inc. 3.625% 5/15/25	1,000,000	1,128,291
Johnson & Johnson:
0.55% 9/1/25	1,000,000	1,001,978
2.25% 3/3/22	88,000	90,113
2.625% 1/15/25	200,000	216,882
Merck & Co., Inc. 2.35% 2/10/22	74,000	75,797
Novartis Capital Corp.:
1.75% 2/14/25	200,000	210,015
2.4% 5/17/22	270,000	278,136
2.4% 9/21/22	33,000	34,191
3.4% 5/6/24	385,000	422,033
Pfizer, Inc.:
2.2% 12/15/21	90,000	91,784
2.95% 3/15/24	720,000	775,478
3.2% 9/15/23	700,000	755,005
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	80,000	81,178
Viatris, Inc. 1.65% 6/22/25 (a)	140,000	144,187
		9,265,704

TOTAL HEALTH CARE		29,150,293

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.4%
General Dynamics Corp.:
3% 5/11/21	200,000	202,538
3.5% 5/15/25	500,000	559,420
Northrop Grumman Corp.:
2.55% 10/15/22	813,000	844,700
2.93% 1/15/25	1,460,000	1,585,515
Raytheon Technologies Corp.:
2.8% 3/15/22 (a)	66,000	67,920
3.65% 8/16/23	18,000	19,404
The Boeing Co.:
2.8% 3/1/23	60,000	61,607
2.85% 10/30/24	950,000	982,914
4.875% 5/1/25	1,190,000	1,328,419
		5,652,437
Air Freight & Logistics - 0.2%
FedEx Corp. 3.8% 5/15/25	1,000,000	1,129,147
United Parcel Service, Inc.:
2.05% 4/1/21	64,000	64,387
2.5% 4/1/23	800,000	838,788
		2,032,322
Building Products - 0.1%
Carrier Global Corp. 2.242% 2/15/25 (a)	1,362,000	1,430,031
Commercial Services & Supplies - 0.0%
FMS Wertmanagement AoeR 2.75% 1/30/24	200,000	215,343
Electrical Equipment - 0.0%
Eaton Corp. 2.75% 11/2/22	30,000	31,360
Industrial Conglomerates - 0.2%
3M Co. 2.65% 4/15/25	55,000	59,592
Honeywell International, Inc.:
1.35% 6/1/25	1,100,000	1,135,311
1.85% 11/1/21	30,000	30,395
Roper Technologies, Inc.:
0.45% 8/15/22	295,000	295,333
1% 9/15/25	318,000	319,815
3.65% 9/15/23	360,000	390,743
		2,231,189
Machinery - 0.2%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	400,000	400,849
1.45% 5/15/25	320,000	331,691
2.85% 5/17/24	1,180,000	1,273,612
3.25% 12/1/24	860,000	949,452
3.45% 5/15/23	130,000	139,606
		3,095,210
Road & Rail - 0.0%
Burlington Northern Santa Fe LLC 3.05% 9/1/22	34,000	35,402
Union Pacific Corp. 2.75% 4/15/23	50,000	52,241
		87,643
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
3.375% 7/1/25	1,430,000	1,508,163
3.5% 1/15/22	750,000	770,501
3.875% 7/3/23	110,000	116,476
4.25% 2/1/24	670,000	720,767
International Lease Finance Corp. 5.875% 8/15/22	75,000	80,757
		3,196,664

TOTAL INDUSTRIALS		17,972,199

INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.1%
Cisco Systems, Inc. 1.85% 9/20/21	1,340,000	1,355,436
Electronic Equipment & Components - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4% 7/15/24 (a)	710,000	780,665
5.45% 6/15/23 (a)	635,000	702,569
5.85% 7/15/25 (a)	2,010,000	2,391,764
		3,874,998
IT Services - 0.5%
Fiserv, Inc. 2.75% 7/1/24	2,250,000	2,408,419
IBM Corp.:
2.5% 1/27/22	100,000	102,552
3% 5/15/24	1,400,000	1,516,107
MasterCard, Inc. 2% 3/3/25	1,100,000	1,168,351
PayPal Holdings, Inc.:
1.35% 6/1/23	500,000	512,343
1.65% 6/1/25	500,000	519,901
The Western Union Co. 2.85% 1/10/25	100,000	106,841
Visa, Inc. 2.15% 9/15/22	43,000	44,415
		6,378,929
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom Corp./Broadcom Cayman LP:
2.65% 1/15/23	550,000	573,005
3.125% 1/15/25	360,000	387,904
Broadcom, Inc.:
3.459% 9/15/26	11,000	12,157
4.7% 4/15/25	560,000	640,915
Qualcomm, Inc.:
2.9% 5/20/24	640,000	689,193
3% 5/20/22	38,000	39,511
		2,342,685
Software - 0.5%
Microsoft Corp.:
1.55% 8/8/21	133,000	134,026
2.4% 2/6/22	1,802,000	1,845,615
2.875% 2/6/24	1,630,000	1,749,212
Oracle Corp.:
1.9% 9/15/21	36,000	36,416
2.5% 4/1/25	1,700,000	1,822,950
2.625% 2/15/23	1,655,000	1,732,280
		7,320,499
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
0.55% 8/20/25	1,100,000	1,100,585
1.125% 5/11/25	1,500,000	1,534,491
1.8% 9/11/24	300,000	313,822
2.1% 9/12/22	124,000	127,949
2.25% 2/23/21	45,000	45,129
2.3% 5/11/22	910,000	936,222
2.4% 1/13/23	1,250,000	1,303,969
2.7% 5/13/22	36,000	37,334
2.75% 1/13/25	600,000	649,080
Hewlett Packard Enterprise Co. 4.65% 10/1/24	370,000	419,641
		6,468,222

TOTAL INFORMATION TECHNOLOGY		27,740,769

MATERIALS - 0.5%
Chemicals - 0.5%
DuPont de Nemours, Inc. 4.205% 11/15/23	620,000	682,850
Eastman Chemical Co. 3.6% 8/15/22	685,000	715,016
Ecolab, Inc. 3.25% 1/14/23	76,000	80,160
LYB International Finance III LLC 1.25% 10/1/25	800,000	807,141
Nutrien Ltd.:
3.5% 6/1/23	580,000	617,471
3.625% 3/15/24	1,850,000	2,015,755
Sherwin-Williams Co.:
2.75% 6/1/22	51,000	52,619
3.125% 6/1/24	1,090,000	1,180,943
The Dow Chemical Co. 3.15% 5/15/24	450,000	484,002
The Mosaic Co. 3.25% 11/15/22	200,000	209,079
		6,845,036
Metals & Mining - 0.0%
BHP Billiton Financial (U.S.A.) Ltd. 2.875% 2/24/22	55,000	56,720

TOTAL MATERIALS		6,901,756

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.:
1.3% 9/15/25	677,000	688,490
2.25% 1/15/22	96,000	97,966
3.375% 5/15/24	160,000	173,864
Boston Properties, Inc.:
3.85% 2/1/23	620,000	659,508
4.125% 5/15/21	47,000	47,352
Crown Castle International Corp. 1.35% 7/15/25	439,000	445,978
ERP Operating LP 4.625% 12/15/21	32,000	33,042
Kimco Realty Corp. 3.3% 2/1/25	1,630,000	1,783,973
Simon Property Group LP:
2% 9/13/24	550,000	571,704
2.625% 6/15/22	170,000	174,387
Ventas Realty LP 3.5% 2/1/25	931,000	1,026,349
Welltower, Inc.:
3.625% 3/15/24	340,000	369,879
3.75% 3/15/23	31,000	32,949
3.95% 9/1/23	360,000	391,311
		6,496,752
UTILITIES - 2.0%
Electric Utilities - 0.8%
Baltimore Gas & Electric Co. 3.5% 11/15/21	82,000	83,816
Duke Energy Carolinas LLC 3.35% 5/15/22	720,000	751,827
Duke Energy Corp.:
2.4% 8/15/22	102,000	105,265
3.75% 4/15/24	840,000	921,463
3.95% 10/15/23	1,460,000	1,588,796
Entergy Corp. 0.9% 9/15/25	1,100,000	1,101,611
Eversource Energy 2.75% 3/15/22	24,000	24,671
Exelon Corp. 3.497% 6/1/22 (b)	462,000	481,738
FirstEnergy Corp.:
2.05% 3/1/25	340,000	340,300
2.85% 7/15/22	970,000	992,697
Florida Power & Light Co. 2.85% 4/1/25	389,000	423,844
NextEra Energy Capital Holdings, Inc. 2.9% 4/1/22	350,000	361,719
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25 (a)	340,000	339,379
2.75% 6/1/24	770,000	826,833
Southern California Edison Co. 3.7% 8/1/25	1,680,000	1,879,542
Southern Co.:
2.35% 7/1/21	85,000	85,862
2.95% 7/1/23	670,000	708,658
		11,018,021
Gas Utilities - 0.2%
Dominion Gas Holdings LLC 2.5% 11/15/24	3,041,000	3,242,344
Independent Power and Renewable Electricity Producers - 0.5%
Exelon Generation Co. LLC 3.25% 6/1/25	1,000,000	1,077,410
Southern Power Co. 2.5% 12/15/21	4,740,000	4,831,752
		5,909,162
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.:
2.375% 1/15/21	70,000	70,179
2.8% 1/15/23	2,800,000	2,939,312
4.05% 4/15/25 (a)	1,000,000	1,135,320
Dominion Energy, Inc. 2.75% 1/15/22	455,000	465,745
NiSource, Inc. 0.95% 8/15/25	1,343,000	1,342,315
Public Service Enterprise Group, Inc. 2.65% 11/15/22	96,000	100,060
Sempra Energy 2.9% 2/1/23	107,000	112,166
		6,165,097

TOTAL UTILITIES		26,334,624

TOTAL NONCONVERTIBLE BONDS
(Cost $341,045,726)		350,159,395

U.S. Government and Government Agency Obligations - 69.9%
U.S. Government Agency Obligations - 2.2%
Fannie Mae:
0.375% 8/25/25	$1,805,000	$1,798,573
0.5% 6/17/25	2,500,000	2,508,194
0.625% 4/22/25	534,000	539,834
1.625% 10/15/24	800,000	841,491
1.75% 7/2/24	860,000	904,935
2.375% 1/19/23	380,000	397,531
Federal Home Loan Bank:
0.125% 10/21/22	6,000,000	5,994,822
0.375% 9/4/25	460,000	459,140
0.5% 4/14/25	695,000	698,173
1.125% 7/14/21	525,000	528,232
1.375% 2/17/23	3,000,000	3,079,744
1.5% 8/15/24	125,000	130,692
1.875% 7/7/21	1,330,000	1,344,098
1.875% 11/29/21	95,000	96,667
3% 10/12/21	450,000	461,187
Freddie Mac:
0.125% 10/16/23	2,000,000	1,994,496
0.25% 8/24/23	3,000,000	3,000,029
0.375% 7/21/25	1,600,000	1,595,238
0.375% 9/23/25	1,156,000	1,150,292
1.5% 2/12/25	550,000	575,651
2.75% 6/19/23	195,000	207,529
Tennessee Valley Authority:
0.75% 5/15/25	240,000	242,830
3.875% 2/15/21	49,000	49,368

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		28,598,746

U.S. Treasury Obligations - 67.7%
U.S. Treasury Notes:
0.125% 4/30/22	15,486,000	15,486,605
0.125% 5/31/22	34,025,000	34,021,013
0.125% 6/30/22	27,694,000	27,689,673
0.125% 7/31/22	20,693,000	20,686,533
0.125% 8/31/22	6,477,000	6,474,723
0.125% 9/30/22	8,578,000	8,575,654
0.125% 10/31/22	3,185,000	3,183,756
0.125% 5/15/23	14,938,000	14,923,412
0.125% 7/15/23	42,850,000	42,791,416
0.125% 8/15/23	19,965,000	19,937,704
0.125% 10/15/23	16,398,000	16,368,535
0.25% 4/15/23	27,307,000	27,362,467
0.25% 6/15/23	60,528,000	60,646,214
0.25% 11/15/23	13,925,000	13,951,653
0.25% 5/31/25	38,757,000	38,632,857
0.25% 6/30/25	7,186,000	7,158,772
0.25% 7/31/25	36,255,000	36,107,714
0.25% 8/31/25	19,202,000	19,116,491
0.25% 9/30/25	13,179,000	13,114,135
0.25% 10/31/25	18,254,000	18,158,452
0.375% 3/31/22	59,664,000	59,850,450
0.375% 4/30/25	14,516,000	14,553,424
0.5% 3/15/23	13,656,000	13,760,020
0.5% 3/31/25	55,904,000	56,362,587
1.125% 7/31/21	19,000	19,131
1.125% 8/31/21	1,190,000	1,198,971
1.125% 9/30/21	8,000	8,068
1.125% 2/28/22	2,544,000	2,576,198
1.125% 2/28/25	7,029,000	7,273,368
1.25% 3/31/21	34,000	34,129
1.25% 10/31/21	93,000	93,966
1.25% 8/31/24	3,903,000	4,047,381
1.375% 10/15/22	2,051,000	2,097,949
1.375% 2/15/23	6,282,000	6,449,847
1.5% 8/31/21	1,139,000	1,150,701
1.5% 10/31/21	102,000	103,291
1.5% 8/15/22	6,684,000	6,838,045
1.5% 9/15/22	6,283,000	6,434,430
1.5% 1/15/23	4,551,000	4,680,419
1.5% 9/30/24	2,344,000	2,454,424
1.5% 10/31/24	7,285,000	7,633,030
1.5% 11/30/24	2,715,000	2,846,720
1.625% 8/31/22	747,000	766,200
1.625% 11/15/22	16,362,000	16,831,768
1.625% 12/15/22	13,780,000	14,193,400
1.625% 4/30/23	336,000	347,799
1.75% 7/31/21	1,410,000	1,425,477
1.75% 11/30/21	169,000	171,726
1.75% 2/28/22	543,000	554,030
1.75% 4/30/22	164,000	167,760
1.75% 6/15/22	14,995,000	15,365,189
1.75% 6/30/22	1,134,000	1,162,837
1.75% 7/15/22	7,988,000	8,196,125
1.75% 9/30/22	163,000	167,769
1.75% 6/30/24	134,000	141,213
1.75% 7/31/24	1,052,000	1,109,696
1.75% 12/31/24	6,215,000	6,583,773
1.875% 1/31/22	179,000	182,650
1.875% 2/28/22	1,717,000	1,754,559
1.875% 3/31/22	1,316,000	1,346,484
1.875% 4/30/22	230,000	235,660
1.875% 7/31/22	527,000	542,172
1.875% 9/30/22	482,000	497,157
2% 5/31/21	366,000	369,474
2% 10/31/21	33,000	33,567
2% 12/31/21	479,000	488,730
2% 10/31/22	2,000	2,070
2% 11/30/22	1,622,000	1,681,748
2% 5/31/24	875,000	928,970
2.125% 5/31/21	1,182,000	1,193,912
2.125% 5/15/22	7,815,000	8,039,987
2.125% 12/31/22	1,839,000	1,914,069
2.125% 2/29/24	2,848,000	3,023,775
2.125% 3/31/24	15,961,000	16,968,538
2.25% 3/31/21	1,000	1,007
2.25% 4/30/21	67,000	67,599
2.25% 4/15/22	11,921,000	12,268,385
2.25% 12/31/23	3,658,000	3,888,483
2.25% 1/31/24	237,000	252,331
2.25% 4/30/24	13,768,000	14,715,626
2.375% 3/15/22	14,986,000	15,418,604
2.375% 1/31/23	1,011,000	1,059,338
2.375% 2/29/24	24,247,000	25,942,396
2.5% 1/31/21	2,000	2,008
2.5% 2/28/21	1,000	1,006
2.5% 1/15/22	873,000	896,053
2.5% 2/15/22	3,000	3,086
2.5% 3/31/23	1,910,000	2,013,707
2.5% 1/31/24	2,916,000	3,127,182
2.625% 5/15/21	1,482,000	1,499,136
2.625% 7/15/21	1,377,000	1,398,408
2.625% 12/15/21	2,000	2,052
2.625% 2/28/23	1,492,000	1,574,410
2.625% 12/31/23	1,771,000	1,902,787
2.75% 8/15/21	1,659,000	1,689,847
2.75% 9/15/21	140,000	142,909
2.75% 4/30/23	2,398,000	2,547,032
2.75% 5/31/23	2,564,000	2,728,557
2.75% 7/31/23	1,904,000	2,034,603
2.75% 8/31/23	5,051,000	5,406,346
2.875% 11/15/21	1,636,000	1,679,009
2.875% 9/30/23	4,973,000	5,350,831
2.875% 10/31/23	19,880,000	21,434,678
2.875% 11/30/23	7,695,000	8,311,802

TOTAL U.S. TREASURY OBLIGATIONS		888,601,830

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $906,441,458)		917,200,576

Foreign Government and Government Agency Obligations - 0.8%
Alberta Province:
2.2% 7/26/22	$331,000	$341,101
2.95% 1/23/24	640,000	690,387
Canadian Government:
2% 11/15/22	200,000	207,058
2.625% 1/25/22	1,140,000	1,172,228
Hungarian Republic:
5.375% 2/21/23	1,770,000	1,951,425
5.75% 11/22/23	110,000	125,572
Italian Republic 2.375% 10/17/24	400,000	420,415
Manitoba Province:
2.125% 5/4/22	917,000	940,986
2.6% 4/16/24	720,000	771,732
Ontario Province:
2.25% 5/18/22	130,000	133,732
2.55% 2/12/21	420,000	421,924
2.55% 4/25/22	270,000	278,551
3.05% 1/29/24	910,000	984,538
3.4% 10/17/23	90,000	97,722
Polish Government:
4% 1/22/24	330,000	365,851
5% 3/23/22	59,000	62,595
Province of Quebec:
2.375% 1/31/22	311,000	318,775
2.5% 4/9/24	690,000	738,224
United Mexican States 3.625% 3/15/22	62,000	64,422
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,695,755)		10,087,238

Supranational Obligations - 2.1%
African Development Bank 3% 9/20/23	240,000	258,209
Asian Development Bank:
0.375% 9/3/25	3,275,000	3,260,834
1.5% 10/18/24	300,000	313,192
1.75% 9/13/22	57,000	58,565
2.25% 1/20/21	52,000	52,114
2.625% 1/30/24	650,000	697,319
2.75% 3/17/23	1,025,000	1,083,835
Corporacion Andina de Fomento:
1.625% 9/23/25	1,000,000	1,011,784
3.75% 11/23/23	190,000	205,333
European Bank for Reconstruction & Development:
2% 2/1/21	100,000	100,289
2.75% 4/26/21	580,000	585,777
European Investment Bank:
1.375% 5/15/23	1,330,000	1,367,080
2% 3/15/21	164,000	164,879
2% 12/15/22	1,062,000	1,100,488
2.25% 6/24/24	600,000	641,376
2.375% 5/13/21	410,000	413,855
2.375% 6/15/22	100,000	103,352
2.625% 5/20/22	500,000	517,860
2.875% 12/15/21	120,000	123,320
2.875% 8/15/23	800,000	856,678
3.125% 12/14/23	530,000	575,850
Inter-American Development Bank:
0.5% 5/24/23	2,000,000	2,012,560
0.625% 7/15/25	750,000	755,492
1.875% 3/15/21	138,000	138,677
2.5% 1/18/23	590,000	618,314
2.625% 4/19/21	447,000	451,036
2.625% 1/16/24	400,000	428,600
3% 9/26/22	570,000	598,679
International Bank for Reconstruction & Development:
0.375% 7/28/25	3,000,000	2,991,576
0.5% 10/28/25	1,673,000	1,675,761
1.5% 8/28/24	850,000	886,669
1.625% 1/15/25	747,000	783,640
2% 1/26/22	64,000	65,327
2.125% 12/13/21	820,000	835,916
2.5% 3/19/24	250,000	268,041
2.75% 7/23/21	100,000	101,650
3% 9/27/23	490,000	527,813
7.625% 1/19/23	830,000	959,709
International Finance Corp.:
2% 10/24/22	90,000	93,031
2.25% 1/25/21	230,000	230,711
2.875% 7/31/23	300,000	320,610
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $27,620,968)		28,235,801

Bank Notes - 0.4%
Bank of Nova Scotia 2.45% 9/19/22	173,000	179,802
BNP Paribas / BNP Paribas U.S. LLC 5% 1/15/21	100,000	100,565
Citibank NA 2.85% 2/12/21	250,000	250,711
Discover Bank 3.35% 2/6/23	500,000	528,740
RBS Citizens NA 2.25% 4/28/25	445,000	472,333
Svenska Handelsbanken AB 3.35% 5/24/21	250,000	253,695
Synchrony Bank 3.65% 5/24/21	750,000	759,317
Truist Bank 2.636% 9/17/29 (b)	1,000,000	1,047,583
Wells Fargo Bank NA:
3.55% 8/14/23	$1,000,000	$1,083,743
3.625% 10/22/21	250,000	256,764
TOTAL BANK NOTES
(Cost $4,799,392)		4,933,253
	Shares	Value

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.09% (d)
(Cost $12,113,766)	12,111,344	12,113,766
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $1,301,717,065)		1,322,730,029
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(11,048,115)
NET ASSETS - 100%		$1,311,681,914

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,765,951 or 0.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,174
Total	$2,174

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.